SEGMENT REPORTING - Depreciation and Amortization expenses (Details ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
SEGMENT REPORTING
Depreciation and amortization of property, equipment and software	¥ 61,464	$ 8,400	¥ 86,866	¥ 91,381
Operating Segments
SEGMENT REPORTING
Depreciation and amortization of property, equipment and software	61,464		86,866	91,381
Operating Segments | Cryptocurrency Mining
SEGMENT REPORTING
Depreciation and amortization of property, equipment and software	51,467		79,074	87,219
Operating Segments | Corporate and Others
SEGMENT REPORTING
Depreciation and amortization of property, equipment and software	¥ 9,997		¥ 7,792	¥ 4,162